Equity (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Equity [Abstract]
Disclosure of detailed information about number of shares issued [text block]
No of shares

	March 31, 2025	March 31, 2024
Issued as of April 01	183,332,460	182,835,369
Issued for cash	249,998,963	-
Exercise of share options	770,976	497,091
Issued as of March 31	434,102,399	183,332,460
Value (₹) (‘000)	4,353,846	1,846,146

Summary of fully paid compulsorily convertible debentures
16A.	Compulsorily Convertible debentures:

	March 31, 2025	March 31, 2024

Compulsorily convertible Debentures issued to Kotak Data Center Fund	3,405,833	2,723,924
	3,405,833	2,723,924